FEDERATED STOCK TRUST

                         Federated Investors Funds
                            5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000


                             December 31, 2003





EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549



    RE: Federated Stock Trust (the "Trust")


         1933 Act File No. 2 - 75756
         1940 Act File No. 811- 3385



Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated December 31, 2003, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 36 on December 30, 2003.

           If you have any questions regarding this certification, please contact me at (412) 288-6685.



           Very truly yours,



           /s/ Nelson W. Winter
                Nelson W. Winter
           Assistant Secretary